Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	87-0634302
EBP, Asset Held for Investment	$ 154,342,447
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 590,714
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 138,066,827
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,040,732
Investment, Identifier [Axis]: Common Collective Trust Great Gray Trust Company Great Gray Galliard Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,929,566
Investment, Identifier [Axis]: Common Collective Trust Great Gray Trust Company PGIM Total Return Bond Fund CIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,111,166
Investment, Identifier [Axis]: Common Stock of Plan Sponsor Bed Bath & Beyond, Inc. Common Stock of Plan Sponsor
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	525,008
Investment, Identifier [Axis]: Money Market Funds Fidelity Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,829
Investment, Identifier [Axis]: Mutual Funds American Funds American Funds New World Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	672,094
Investment, Identifier [Axis]: Mutual Funds Cohen and Steers Capital Cohen & Steers Institutional Realty Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	185,459
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	24,348,677
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Asset Manager 40%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	70,149
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Asset Manager 60%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	89,498
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Asset Manager 85%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	219,270
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,056,746
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Blue Chip Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,380,813
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Contrafund K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,936,548
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2010 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	131,309
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2015 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,224
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2020 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	56,475
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2025 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	690,601
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2030 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,729,222
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2035 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,242,190
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2040 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,270,571
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2045 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	15,383,047
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2050 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,086,398
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2055 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,183,488
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2060 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,030,374
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2065 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	351,836
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index 2070 Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	48,922
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Freedom Index Retirement Fund Premier Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	477,309
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,576,796
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,868,125
Investment, Identifier [Axis]: Mutual Funds Fidelity Fidelity Strategic Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	998,797
Investment, Identifier [Axis]: Mutual Funds JP Morgan Funds JP Morgan Core Bond Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	247,782
Investment, Identifier [Axis]: Mutual Funds JP Morgan Funds JP Morgan Equity Income Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,493,362
Investment, Identifier [Axis]: Mutual Funds JP Morgan Funds Undiscovered Managers Behavioral Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	363,385
Investment, Identifier [Axis]: Mutual Funds Janus Henderson Janus Henderson Enterprise Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,188,025
Investment, Identifier [Axis]: Mutual Funds Janus Henderson Janus Henderson Overseas Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,723,622
Investment, Identifier [Axis]: Mutual Funds Janus Henderson Janus Henderson Triton Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	525,059
Investment, Identifier [Axis]: Mutual Funds Vanguard Vanguard Developed Markets Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	796,098
Investment, Identifier [Axis]: Mutual Funds Vanguard Vanguard Intermediate-Term Bond Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	969,644
Investment, Identifier [Axis]: Mutual Funds Victory Capital Victory Sycamore Established Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,647,912
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts Fidelity Brokerage Link
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,085,337